CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 72,262	$ 41,232
Short-term investments	0	44,395
Accounts receivable	11	455
Inventory	3,075	463
Other accounts receivable and prepaid expenses	7,158	6,959
Total current assets	82,506	93,504
NON-CURRENT ASSETS:
Non-current restricted cash	2,510	3,008
Other accounts receivable and prepaid expenses	3,091	2,871
Operating lease right-of-use assets	20,063	21,418
Property and equipment, net	22,110	17,099
Total non-current assets	47,774	44,396
TOTAL ASSETS	130,280	137,900
CURRENT LIABILITIES:
Short term loan	18,008	15,019
Trade payables	5,602	3,703
Other accounts payable and accrued expenses	7,966	14,046
Operating lease liabilities	4,607	2,411
Total current liabilities	36,183	35,179
NON-CURRENT LIABILITIES:
Warrants liability	41,150	3,400
Convertible promissory notes	14,758	4,806
Deferred tax liability	1,782	0
Operating lease liabilities	13,279	16,440
Total non-current liabilities	70,969	24,646
TOTAL LIABILITIES	107,152	59,825
Commitments and Contingent Liabilities
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	971,018	914,211
Accumulated deficit	(947,890)	(836,136)
Total shareholders’ equity	23,128	78,075
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	130,280	137,900
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	0	0
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	$ 0	$ 0